Accounts Receivable	12 Months Ended
Dec. 31, 2017
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE
4.	ACCOUNTS RECEIVABLE

	December 31,
	2016	2017

Accounts receivable-margin clients	$7,556,557	$8,010,846
Less: Allowance for doubtful accounts	-	-
Accounts receivable- margin clients, net	$7,556,557	$8,010,846
Accounts receivable-others	14,414,318	8,981,187
Less: Allowance for doubtful accounts	(3,371)	(3,579)
Accounts receivable-others, net	$14,410,947	$8,977,608

Accounts receivable- margin clients represent the receivables derived in the Hong Kong brokerage service in Rifa Securities, which is pledged by the customer’s purchased securities.

Accounts receivable-others represent the receivables derived in commodities brokerage business and other ordinary business without any collateral or other security from its customers.